                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-01316

                          SECURITY MID CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MID CAP GROWTH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.       SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                        NUMBER OF             MARKET
                                                         SHARES               VALUE
COMMON STOCKS - 94.2%
APPLICATION SOFTWARE - 2.1%
InteliData Technologies Corporation*                        393,250    $     133,705
Tibco Software, Inc.*                                       289,600        1,893,984
Tyler Technologies, Inc.*                                   325,000        2,457,000
                                                                      ----------------
                                                                           4,484,689
                                                                      ----------------

ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
Northern Trust Corporation                                  104,000        4,741,360
                                                                      ----------------

BIOTECHNOLOGY - 4.4%
Cell Genesys, Inc.*                                          47,600          254,660
Charles River Laboratories International, Inc.*              34,000        1,640,500
Human Genome Sciences, Inc.*                                159,800        1,850,484
Incyte Corporation*                                         112,000          800,800
Kosan Biosciences, Inc.*                                    169,100          892,848
Novavax, Inc.*                                              126,000          166,320
SciClone Pharmaceuticals, Inc.*                             339,367        1,523,758
Strategic Diagnostics, Inc.*                                206,300          707,609
Vasogen, Inc.*                                              285,925        1,403,892
Vical, Inc.*                                                 39,700          193,736
                                                                      ----------------
                                                                           9,434,607
                                                                      ----------------

CASINOS & GAMING - 1.8%
GTECH Holdings Corporation                                  130,000        3,801,200
                                                                      ----------------

COMMUNICATIONS EQUIPMENT - 6.8%
ADC Telecommunications, Inc.*                               171,428        3,731,988
Adtran, Inc.                                                136,600        3,386,314
Avici Systems, Inc.*                                        121,500          540,675
Extreme Networks, Inc.*                                     250,000        1,025,000
Finisar Corporation*                                      1,565,900        1,644,195
Harris Corporation(1)                                        90,000        2,808,900
Symmetricom, Inc.*                                          126,000        1,306,620
                                                                      ----------------
                                                                          14,443,692
                                                                      ----------------

COMPUTER STORAGE & PERIPHERALS - 1.4%
Adaptec, Inc.*                                              213,500          828,380
Mobility Electronics, Inc.*                                 127,300        1,164,795
M-Systems Flash Disk Pioneers, Ltd.*                         50,000          958,500
                                                                      ----------------
                                                                           2,951,675
                                                                      ----------------

CONSTRUCTION & ENGINEERING - 2.6%
Shaw Group, Inc.*                                           253,700        5,457,087
                                                                      ----------------

CONSTRUCTION MATERIALS - 1.6%
Headwaters, Inc.*                                           100,000        3,438,000
                                                                      ----------------

DATA PROCESSING & OUTSOURCED SERVICES - 2.9%
Computer Sciences Corporation*                               85,000        3,714,500
Hewitt Associates, Inc.*                                     36,000          954,360
Per-Se Technologies, Inc.*                                   74,100        1,557,582
                                                                      ----------------
                                                                           6,226,442
                                                                      ----------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND


                                                            NUMBER OF             MARKET
                                                             SHARES               VALUE
COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
ChoicePoint, Inc.*                                               47,000      $    1,882,350
Equifax, Inc.                                                    41,390           1,478,037
Navigant Consulting, Inc.*                                       64,800           1,144,368
                                                                            ----------------
                                                                                  4,504,755
                                                                            ----------------

ELECTRIC UTILITIES - 7.1%
KFx, Inc.*                                                    1,050,000          15,004,500
                                                                            ----------------

ELECTRICAL COMPONENTS & EQUIPMENT - 8.1%
Electric City Corporation*(4)                                 1,068,000             982,560
Millennium Cell, Inc.*                                          141,500             236,305
Plug Power, Inc.*                                               504,000           3,452,400
Power-One, Inc.*                                              1,220,000           7,698,200
Roper Industries, Inc.                                           46,000           3,283,020
UQM Technologies, Inc. PIPES*(2), (3), (4), (5)                 477,816           1,447,782
                                                                            ----------------
                                                                                 17,100,267
                                                                            ----------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
Aeroflex, Inc.*                                                 180,000           1,512,000
Identix, Inc.*                                                   59,400             298,782
Maxwell Technologies, Inc.*(4)                                  322,700           3,933,713
                                                                            ----------------
                                                                                  5,744,495
                                                                            ----------------

EXCHANGE TRADED FUNDS - 4.6%
iShares Russell 2000 Growth Index Fund                           42,000           2,719,500
iShares S&P MidCap 400/Barra Growth Index Fund                   66,000           4,585,680
S & P MidCap 400 Depositary Receipts                             20,000           2,504,400
                                                                            ----------------
                                                                                  9,809,580
                                                                            ----------------

GENERAL MERCHANDISE STORES - 2.1%
Fred's, Inc.                                                    275,000           4,559,500
                                                                            ----------------

HEALTH CARE EQUIPMENT - 0.2%
Bioject Medical Technologies, Inc.*                             270,300             310,845
                                                                            ----------------

HEALTH CARE FACILITIES - 2.4%
LifePoint Hospitals, Inc.*                                       12,900             651,708
U.S. Physical Therapy, Inc.*                                     97,000           1,860,460
United Surgical Partners International, Inc.*                    50,000           2,604,000
                                                                            ----------------
                                                                                  5,116,168
                                                                            ----------------

HEALTH CARE SERVICES - 1.4%
NDCHealth Corporation                                            59,400           1,067,418
Providence Service Corporation*                                  78,900           1,959,087
                                                                            ----------------
                                                                                  3,026,505
                                                                            ----------------

HEALTH CARE SUPPLIES - 0.7%
Orthovita, Inc.*                                                375,000           1,473,750
                                                                            ----------------

HOME FURNISHINGS - 0.4%
Kirkland's, Inc.*                                                87,825             820,285
                                                                            ----------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND


                                                           NUMBER OF             MARKET
                                                             SHARES              VALUE
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 0.3%
Tennant Company                                                 17,100     $       605,511
                                                                          -----------------

IT CONSULTING & OTHER SERVICES - 4.6%
Acxiom Corporation                                             350,000           7,308,000
Keane, Inc.*                                                   182,000           2,493,400
                                                                          -----------------
                                                                                 9,801,400
                                                                          -----------------

METAL & GLASS CONTAINERS - 2.0%
Pactiv Corporation*                                            195,000           4,208,100
                                                                          -----------------

MOVIES & ENTERTAINMENT - 1.2%
Lions Gate Entertainment Corporation*                          254,000           2,606,040
                                                                          -----------------

OIL & GAS DRILLING -  1.4%
Ensco International, Inc.                                       82,300           2,942,225
                                                                          -----------------

OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Company                                             43,000           2,256,640
Superior Energy Services, Inc.*                                 80,000           1,424,000
                                                                          -----------------
                                                                                 3,680,640
                                                                          -----------------

OIL & GAS EXPLORATION & PRODUCTION - 5.4%
EOG Resources, Inc.                                             66,000           3,748,800
Pioneer Natural Resources Company                               68,000           2,861,440
Rentech, Inc.*(4)                                            1,850,000           2,294,000
Syntroleum Corporation*                                        254,450           2,610,657
                                                                          -----------------
                                                                                11,514,897
                                                                          -----------------

OIL & GAS REFINING & MARKETING - 1.2%
Western Gas Resources, Inc.                                     72,900           2,544,210
                                                                          -----------------

OIL & GAS STORAGE & TRANSPORTATION - 1.7%
Williams Companies, Inc.                                       190,000           3,610,000
                                                                          -----------------

PHARMACEUTICALS - 1.5%
Hollis-Eden Pharmaceuticals, Inc.*                             257,744           1,907,306
Ligand Pharmaceuticals, Inc. (Cl.B)*                           196,900           1,368,455
                                                                          -----------------
                                                                                 3,275,761
                                                                          -----------------

PUBLISHING - 2.0%
E.W. Scripps Company 1                                          86,000           4,196,800
                                                                          -----------------

REGIONAL BANKS - 0.8%
Boston Private Financial Holdings, Inc.                         65,000           1,638,000
                                                                          -----------------

RESTAURANTS - 0.9%
Rare Hospitality International, Inc.*                           60,000           1,828,200
                                                                          -----------------

SEMICONDUCTOR EQUIPMENT - 0.7%
Mindspeed Technologies, Inc.*                                1,150,000           1,403,000
                                                                          -----------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                              NUMBER OF             MARKET
                                                               SHARES               VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 5.2%
Applied Micro Circuits Corporation*                             750,000         $   1,920,000
hi/fn, Inc.*                                                    152,800               918,328
Intersil Corporation                                            116,000             2,177,320
IXYS Corporation*                                               429,200             6,086,056
                                                                               ---------------
                                                                                   11,101,704
                                                                               ---------------

SPECIALTY STORES - 2.3%
Hibbett Sporting Goods, Inc.*                                    50,000             1,892,000
Tractor Supply Company*(1)                                       61,000             2,995,100
                                                                               ---------------
                                                                                    4,887,100
                                                                               ---------------

SYSTEMS SOFTWARE - 1.5%
BEA Systems, Inc.*                                              360,000             3,160,800
                                                                               ---------------

TRADING COMPANIES & DISTRIBUTORS - 2.1%
MSC Industrial Direct Company, Inc.                             130,000             4,387,500
                                                                               ---------------

TRUCKING - 0.1%
Universal Truckload Services, Inc.*                              18,300               309,087
                                                                               ---------------

TOTAL COMMON STOCKS
     (cost $162,743,331)                                                          200,150,377
                                                                               ---------------

WARRANTS - 0.2%
Bioject Medical Technologies, Inc., $11.00, 05-23-06              5,625                     6
Electric City Corporation, $0.90, 03-19-09                      311,500               123,686
Hollis-Eden Pharmaceuticals, Inc., $15.45, 06-19-07               8,143                 2,584
Orthovita, Inc., $4.00, 06-26-08                                 75,000               105,790
Syntroleum Corporation, $7.60, 05-26-08                          14,100                78,255
                                                                               ---------------
                                                                                      310,321
                                                                               ---------------
TOTAL WARRANTS
     (cost $479,124)                                                                  310,321
                                                                               ---------------

COMMERCIAL PAPER - 1.0%
BANKING - 0.5%
ING (US) Funding LLC, 3.26%, 07-27-05                       $ 1,100,000             1,097,410
                                                                               ---------------

FINANCIAL COMPANIES - CAPTIVE - 0.5%
Caterpillar Finance Service Corporation,
     3.04%, 07-05-05                                        $ 1,000,000               999,662
                                                                               ---------------

TOTAL COMMERCIAL PAPER
     (cost $2,097,072)                                                              2,097,072
                                                                               ---------------

ASSET BACKED COMMERCIAL PAPER - 5.3%
FINANCIAL COMPANIES - CAPTIVE - 0.5%
Edison Asset Securitization, 3.38%, 07-01-05                $ 1,000,000             1,000,000
                                                                               ---------------

FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 0.5%
Falcon Asset Securitization Corporation,
     3.28%, 07-28-05                                        $ 1,000,000               997,540
                                                                               ---------------

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND


                                                                                    PRINCIPAL          MARKET
                                                                                     AMOUNT            VALUE
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - SECURITIES - 2.0%
Asset One Securitization:
     3.21%, 07-12-05                                                              $   2,200,000    $   2,197,822
     3.27%, 07-19-05                                                                  1,000,000          998,365
     3.30%, 07-21-05                                                                  1,100,000        1,097,984
                                                                                                  ----------------
                                                                                                       4,294,171
                                                                                                  ----------------

FINANCIAL COMPANIES - TRADE RECEIVABLES - 2.3%
Old Line Funding Corporation, 3.18%, 07-14-05                                          2,500,000       2,497,129
Sheffield Receivables Corporation, 3.17%, 07-07-05                                     2,500,000       2,498,679
                                                                                                  ----------------
                                                                                                       4,995,808
                                                                                                  ----------------

TOTAL ASSET BACKED COMMERCIAL PAPER
     (cost $11,287,519)                                                                               11,287,519
                                                                                                  ----------------

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $408,032 (Collateralized by FHLMC, 4.50%,
     12-01-09 with a value of $416,161)                                                  408,000         408,000
                                                                                                  ----------------

TOTAL REPURCHASE AGREEMENT
     (cost $408,000)                                                                                     408,000
                                                                                                  ----------------
TOTAL INVESTMENTS - 100.9%
     (cost $177,015,046)                                                                             214,253,289

LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                                                        (1,814,435)
                                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                                           $212,438,854
                                                                                                  ================

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $178,091,702. For federal income tax purposes, the net unrealized appreciation on investments amounted to $36,161,587, which consisted of $52,303,961 of aggregate gross unrealized appreciation, and $16,142,374 of aggregate gross unrealized depreciation.

* Non-income producing security

(1) Security is segregated as collateral for written options contracts.

(2) PIPES-Private Investment in Puplic Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(3) Security is restricted. The total market value of restricted securities is $1,447,782 (cost $1,400,001), or 0.7% of total net assets. The acquisition date was June 30, 2005.

(4) Security is illiquid. The total market value of illiquid securities is $8,658,055 (cost $10,819,312), or 4.1% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value is $1,447,782 (cost $1,400,001), or 0.7% of total net assets. The acquisition date was June 30, 2005.


MID CAP GROWTH CALL OPTIONS WRITTEN OUTSTANDING
                                     EXPIRATION        EXERCISE            NUMBER OF       MARKET
COMMON STOCK                         DATE              PRICE               CONTRACTS       VALUE
-------------------------------------------------------------------------------------------------------
Harris Corporation                          08/19/05   $          32.50              450   $   24,750
Tractor Supply Company                      07/15/05              45.00              250      100,000
                                                                          -----------------------------
Total call options outstanding (premiums received, $116,211)                         700   $  124,750
                                                                          =============================

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                          SECURITY MID CAP GROWTH FUND

MID CAP GROWTH PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION        EXERCISE           NUMBER OF         MARKET
COMMON STOCK                         DATE              PRICE              CONTRACTS         VALUE
-------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.                         10/21/05    $         5.00               1,206   $   54,270
                                                                        -------------------------------
Total put options outstanding (premiums received, $78,530)                          1,206   $   54,270
                                                                          =============================


SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.       CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         SECURITY MID CAP GROWTH FUND

                                         By:  Michael G. Odlum
                                              ----------------------------------
                                              Michael G. Odlum, President

                                         Date:    August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         By:  Michael G. Odlum
                                              ----------------------------------
                                              Michael G. Odlum, President

                                              Date:    August 26, 2005


                                         By:  Brenda M. Harwood
                                              ----------------------------------
                                              Brenda M. Harwood, Treasurer

                                              Date:    August 26, 2005